CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	¥ 304,219	¥ 320,816
Investment properties	22,911	23,065
Intangible assets	36,881	37,270
Investments accounted for using the equity method		1,160
Prepayments and deposits	8,146	25,299
Deferred income tax assets	76,938	61,163
Total non-current assets	449,095	468,773
Current assets
Inventories	15,581	27,853
Trade receivables	9,841	6,193
Other receivables, deposits and prepayments	21,655	25,887
Amounts due from related parties	2,156	2,873
Restricted cash		1,547
Asset held-for-sale		1,083
Cash and cash equivalents	62,336	12,161
Total current assets	111,569	77,597
Total assets	560,664	546,370
Equity attributable to owners of the Company
Share capital	978	626
Treasury shares	(2,023)	(2,023)
Accumulated losses	(1,178,203)	(1,140,771)
Other reserves	1,228,135	1,028,510
Total equity attributable to owners of parent	48,887	(113,658)
Non-controlling interests	(15,258)	(12,222)
Total equity	33,629	(125,880)
Non-current liabilities
Borrowings	31,410	29,110
Lease liabilities	84,236	99,304
Deferred income tax liabilities	9
Total non-current liabilities	115,655	128,414
Current liabilities
Trade payables	42,402	46,752
Accruals, other payables and provisions	34,875	43,738
Contingent consideration and consideration payable		6,200
Contract liabilities	193,042	169,725
Borrowings	73,933	172,766
Convertible note	19,506	64,565
Lease liabilities	35,465	27,352
Current income tax liabilities	12,157	12,738
Total current liabilities	411,380	543,836
Total liabilities	527,035	672,250
Total equity and liabilities	¥ 560,664	¥ 546,370